UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
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Check here if Amendment [X]; Amendment Number: 1
                                               -----

This Amendment (Check only one.):          [X] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Russell B. Faucett
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Address:   2001 Wilshire Blvd., Suite 401
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           Santa Monica, California 90403
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Form 13F File Number:  28 -  12082
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Russell B. Faucett
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Title:
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Phone:       (310) 264-4844
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Signature, Place, and Date of Signing:

  /s/Russell B. Faucett     Santa Monica, California       October 30, 2009
 ------------------------  -------------------------  --------------------------
       [Signature]              [City, State]                   [Date]

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
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Form 13F Information Table Entry Total:             4
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Form 13F Information Table Value Total:          137,772
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                                               (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

Column 1              Column 2    Column 3   Column 4        Column 5         Column 6          Column 7
                                                        SHRS OR
                      TITLE OF                 VALUE      PRN    SH/  PUT/   INVESTMENT    Voting Authority
 NAME OF ISSUER        CLASS        CUSIP    (x $1000)    AMT    PRN  CALL   DISCRETION   SOLE    SHARED  NONE
ISHARES TR          RUSL 2000     464287655    41,626   691,000  SH            Sole      691,000
SPDR TR             UNIT SER 1    78462F103    41,814   396,000  SH            Sole      396,000
MIDCAP SPDR         UNIT SER 1    595635103    42,341   338,000  SH            Sole      338,000
USA MOBILITY INC    COM           90341G103    11,991   931,000  SH            Sole      931,000

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.